Rent Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease and Rental Expense [Line Items]
Fixed rent expense	$ 240,057	$ 237,891	$ 224,056
Contingent rent and other facility lease expenses	79,704	79,205	83,795
Total facility lease expense	$ 319,761	$ 317,096	$ 307,851